DAVID JONES & ASSOC., P.C.
         Law Firm
395 Sawdust, # 2148 The Woodlands, TX 77380	P (281) 702-2137 F (877) 639-0750

November 18, 2010

Ms. Christina DiAngelo
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:  Division of Investment Management

Re:	Tanaka Funds, Inc. File Nos. 333-169566, Pre-Effective Amendment # 1 to Registration Statement on form N-14 under the Securities Act of 1933.

Dear Ms. DiAngelo:

We are, on behalf of Tanaka Funds, Inc. (the “Company”), filing Pre-Effective Amendment # 2 (“PEA#2”) to  Registration Statement on Form N-14 under the Securities Act of 1933.  This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Company.

This PEA#2 addresses the comments received on November 18, 2010 from your offices by the Company with respect to PEA#1 to Form N-14, filed on November 17 as follows:

PART A

1.	The fee table has been amended with respect to the Tanaka Growth Fund to reconcile the expense categories in the table to the Fund's latest financial statements.

2.
The Expense Example was ameded to reflect Tanaka Growth Fund expenses pre-merger and to reflect the effects of the termination of the Expense Limitation Agreement after three years.  Additional relevant footnote disclosure has also been added.

3.
The capitalization table has been amended to reflect total net assets of $17,307,200.  The table now foots properly.  The relevant sections of the pro forma financial statements in Part B have likewise been amended and now foot properly.

4.
The "Total Value of Securities" line in the Pro Forma Schedule of Investments has been recalculated and changed to reflect the correct figure, which is $16,938,859.  This figure agrees with your calculation and foots to the Statement of Assets Section.

Please note that the reorganization will not be completed unless a majority of both Embarcadero Funds approve the proposal.  Further, as requested, we represent to the staff that the UMB money market account in which substantially all of the assets of the Embarcadero Funds are invested is not an investment company security.

The Company has made a good faith effort to comply with all the requirements of Form N-14 and to properly and completely address all staff comments and concerns.  Accordingly, the Company respectfully requests that its registration on Form N-14 be declared effective on November 18, 2010.  With respect to the Trust's request for acceleration of PEA#2, we are, on behalf of the Company, making the following representations to the Commission:

>	should the Commission or the staff, acting pursuant to delegated authority, declare PEA#1 effective, it does not foreclose the Commission from taking any action with respect to the filing; and

>
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring PEA#1 effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

>	the Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct comments regarding this PEA#2 to me at the above address and phone number.  Thank you for your consideration.

David D. Jones